Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases	Leases
The table below presents certain information related to the Company’s lease costs:

	Six Months Ended June 30,
	2026	2025
Operating lease expense	$565	$766
Short-term lease expense	105	102
Total lease cost	$670	$868
In December 2025, the Company executed a sublease of its Seattle office that commenced February 1, 2026 and expires on August 31, 2028. The Company remains the lessee under the original head lease. During the six months ended June 30, 2026, the Company recognized sublease income of $48.